Subsequent events (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Payment of Installment		R$ 672,000
Provision amount			R$ 629,056
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Payment of Installment	R$ 336,000